UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/13

Item 1. Schedule of Investments.

Franklin Global Trust
Statement of Investments, April 30, 2013 (unaudited)

Franklin Global Real Estate Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 98.3%			
Consumer Discretionary 0.5%			
SPDR S&P Homebuilders ETF	United States	24,900	$ 754,221
Diversified Real Estate Activities 16.0%			
CapitaLand Ltd.	Singapore	520,200	1,579,307
Hang Lung Properties Ltd.	Hong Kong	416,790	1,616,652
Mitsubishi Estate Co. Ltd.	Japan	266,290	8,646,400
Mitsui Fudosan Co. Ltd.	Japan	211,410	7,178,939
Sun Hung Kai Properties Ltd.	Hong Kong	153,960	2,228,027
Tokyo Tatemono Co. Ltd.	Japan	71,000	656,281
Tokyu Land Corp.	Japan	51,000	625,237
The Wharf Holdings Ltd.	Hong Kong	356,200	3,183,267
			25,714,110
Diversified REITs 9.4%			
American Assets Trust Inc.	United States	28,890	975,326
British Land Co. PLC	United Kingdom	157,433	1,453,323
Canadian REIT	Canada	22,860	1,081,785
Dexus Property Group	Australia	742,381	889,176
GPT Group	Australia	393,687	1,673,839
Kenedix Realty Investment Corp.	Japan	220	1,032,573
Land Securities Group PLC	United Kingdom	136,857	1,856,534
Liberty Property Trust	United States	24,600	1,057,554
Mirvac Group	Australia	444,755	816,343
Shaftesbury PLC	United Kingdom	37,170	350,348
Suntec REIT	Singapore	591,030	933,155
United Urban Investment Corp.	Japan	316	520,318
Vornado Realty Trust	United States	28,581	2,502,552
			15,142,826
Hotels, Resorts & Cruise Lines 0.7%			
Starwood Hotels & Resorts Worldwide Inc.	United States	18,160	1,171,683
Industrial REITs 5.6%			
Ascendas REIT	Singapore	300,070	669,854
[a]Ascendas REIT, 144A	Singapore	62,000	138,404
Goodman Group	Australia	401,409	2,168,720
Mapletree Logistics Trust	Singapore	656,220	697,823
[b]Nippon Prologis REIT Inc.	Japan	59	545,360
[a,b]Nippon Prologis REIT Inc., 144A	Japan	16	147,894
Prologis Inc.	United States	89,044	3,735,396
STAG Industrial Inc.	United States	39,800	877,192
			8,980,643
Office REITs 9.3%			
Alexandria Real Estate Equities Inc.	United States	5,450	396,596
Boston Properties Inc.	United States	24,320	2,661,338
Brandywine Realty Trust	United States	73,700	1,100,341
Commonwealth Property Office Fund	Australia	686,601	825,926
Coresite Realty Corp.	United States	7,600	274,968
Derwent London PLC	United Kingdom	22,890	821,223
Digital Realty Trust Inc.	United States	9,700	684,044
Douglas Emmett Inc.	United States	33,580	878,789
Great Portland Estates PLC	United Kingdom	155,125	1,281,405
Highwoods Properties Inc.	United States	29,600	1,214,488
Japan Real Estate Investment Corp.	Japan	108	1,447,017
Kilroy Realty Corp.	United States	31,390	1,776,360
SL Green Realty Corp.	United States	16,150	1,464,805
			14,827,300
Real Estate Development 2.4%			
China Overseas Land & Investment Ltd.	China	224,340	686,599
Keppel Land Ltd.	Singapore	338,900	1,116,920
Sino Land Co. Ltd.	Hong Kong	812,000	1,337,272

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, April 30, 2013 (unaudited) *(continued)*

The TJX Cos. Inc.	United States	56,500	2,755,505
			5,168,281
Textiles, Apparel & Luxury Goods 2.6%			
NIKE Inc., B	United States	44,700	2,842,920
Total Common Stocks (Cost $75,860,355)			105,459,528
Short Term Investments (Cost $4,232,608) 3.9%			
Money Market Funds 3.9%			
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	4,232,608	4,232,608
Total Investments (Cost $80,092,963) 100.0%			109,692,136
Other Assets, less Liabilities 0.0%†			43,293
Net Assets 100.0%			$ 109,735,429

†Rounds to less than 0.1% of net assets.

[a] Non-income producing.

[b] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2013, the value of this security was $1,865,025, representing of 1.70% of net assets.

[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2013 (unaudited) *(continued)*

	Counterparty	Notional Amount*		
Options Purchased 0.7%				
Puts - Over-the-Counter				
Currency Options 0.7%				
EUR/USD, July Strike Price $1.3325, Expires 7/16/13	GSCO	63,000,000	EUR	1,716,113
EUR/USD, September Strike Price $1.2985, Expires 9/12/13	GSCO	136,000,000	EUR	2,552,660
Total Options Purchased (Cost $6,328,559)				4,268,773
Total Investments before Short Term Investments (Cost $491,951,998)				511,541,067
	Country	**Principal Amount***		
Short Term Investments 8.9%				
Foreign Government and Agency Securities 2.3%				
[o]Nigeria Treasury Bills, 5/09/13 - 2/20/14	Nigeria	1,685,140,000	NGN	10,429,491
[o]Uganda Treasury Bills, 6/13/13 - 12/12/13	Uganda	6,950,000,000	UGX	2,500,846
Total Foreign Government and Agency Securities (Cost $12,912,718)				12,930,337
Total Investments before Money Market Funds (Cost $504,864,716)				524,471,404
		Shares		
Money Market Funds (Cost $38,053,292) 6.6%				
[n,p]Institutional Fiduciary Trust Money Market Portfolio	United States	38,053,292		38,053,292
Total Investments (Cost $542,918,008) 97.8%				562,524,696
Other Assets, less Liabilities 2.2%				12,893,188
Net Assets 100.0%				$ 575,417,884

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]See Note 7 regarding investment in Alternative Strategies Ltd.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2013, the aggregate value of these securities was $168,334,004, representing 29.25% of net assets.
[c]Defaulted security or security for which income has been deemed uncollectible.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2013, the aggregate value of these securities was $99,571,382, representing 17.30% of net assets.
[e]Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2013, the aggregate value of these securities was $14,635,735, representing 2.54% of net assets.
[f]Redemption price at maturity is adjusted for inflation.
[g]The coupon rate shown represents the rate at period end.
[h]Security purchased on a delayed delivery basis.
[i]Principal amount is stated in 1,000 Brazilian Real Units.
[j]Principal amount of security is adjusted for inflation.
[k]A supranational organization is an entity formed by two or more central governments through international treaties.
[l]Principal amount is stated in 100 Mexican Peso Units.
[m]See Note 5 regarding restricted securities.
[n]Non-income producing.
[o]The security is traded on a discount basis with no stated coupon rate.
[p]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At April 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BZWS	Sell	1,100,000,000	$11,092,735	6/11/13	$ -	$ (194,649)

Franklin Global Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net assets value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Time deposits are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Templeton Emerging Market Debt Opportunities Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Templeton Emerging Market Debt Opportunities Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund’s investment objectives.

The Franklin Templeton Emerging Market Debt Opportunities Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At April 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. RESTRICTED SECURITIES

At April 30, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin International Small Cap Growth Fund for the nine months ended April 30, 2013, were as shown below.

The Franklin Templeton Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in FT Subsidiary, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary of the fund. The FT Subsidiary has the ability to invest in commodities and financial instruments, consistent with the investment objective of the fund. At April 30, 2013, all FT Subsidiary investments are reflected in the fund’s Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Level 1	Level 2	Level 3	Total
Franklin Global Real Estate Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]	$ 157,762,680	$ -	$ -	$ 157,762,680
Short Term Investments	-	3,000,000	-	3,000,000
Total Investments in Securities	$ 157,762,680	$ 3,000,000	$ -	$ 160,762,680
Franklin International Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 127,473,830	$ -	$ - [c]	$ 127,473,830
Short Term Investments	6,852,360	-	-	6,852,360
Total Investments in Securities	$ 134,326,190	$ -	$ - [c]	$ 134,326,190
Franklin International Small Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Household Products	$ 12,907,164	$ 190,594	$ -	$ 13,097,758
All Other Equity Investments[b]	962,132,072	-	-	962,132,072
Short Term Investments	-	75,000,000	-	75,000,000
Total Investments in Securities	$ 975,039,236	$ 75,190,594	$ -	$ 1,050,229,830
Franklin Large Cap Equity Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 105,459,528	$ -	$ -	$ 105,459,528
Short Term Investments	4,232,608	-	-	4,232,608
Total Investments in Securities	$ 109,692,136	$ -	$ -	$ 109,692,136
Franklin Templeton Emerging Market Debt Opportunities Fund				
Assets:				
Investments in Securities:				
Warrants	$ -	$ 20,560,375	$ -	$ 20,560,375
Quasi-Sovereign and Corporate Bonds	-	132,333,406	7,734,400	140,067,806
Loan Participation Notes	-	48,564,536	4,391,814	52,956,350
Credit-Linked Notes	-	9,373,587	-	9,373,587
Foreign Government and Agency Securities	-	278,125,517	3,331,772	281,457,289
Private Equity Fund	-	-	2,856,887	2,856,887
Options Purchased	-	4,268,773	-	4,268,773
Short Term Investments	38,053,292	12,930,337	-	50,983,629
Total Investments in Securities	$ 38,053,292	$ 506,156,531	$ 18,314,873	$ 562,524,696
Private Equity Fund - Unfunded Commitment	-	-	24,037	24,037
Liabilities:				
Forward Exchange Contracts	-	194,649	-	194,649

[a]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statements of Investments.

[c]Includes securities determined to have no value at April 30, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliation of assets for the Franklin Templeton Emerging Market Debt Opportunities Fund for the nine months ended April 30, 2013, is as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3[a]	Transfers Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Templeton Emerging Market Debt Opportunities Fund										
Assets										
Quasi-Sovereign and Corporate Bonds	$ 2,880,000	$ -	$ -	$ -	$ -	$ -	$ -	$ 4,854,400	$ 7,734,400	$ 4,854,400
Loan Participation Notes	5,448,547	-	(270,816)	-	-	207,912	-	(993,829)	4,391,814	(993,829)
Credit-Linked Notes	64,475	-	-	-	-	(472,282)	20,003	387,784	-	-
Foreign Government and Agency Securities	3,113,348	-	(154,752)	988,131	-	124,119	-	(739,074)	3,331,772	(739,074)
Private Equity Fund	-	2,990,000	-	-	-	-	-	(133,113)	2,856,887	(133,113)
Private Equity Fund - Unfunded Commitment	-	-	-	-	-	-	-	24,037	24,037	24,037
Total	$ 11,506,370	$ 2,990,000	$ (425,568)	$ 988,131	$ -	$ (140,251)	$ 20,003	$ 3,400,205	$ 18,338,910	$ 3,012,421

[a]The investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.

[b]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs for the Franklin Templeton Emerging Market Debt Opportunities Fund as of April 30, 2013, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range	Impact to Fair Value if Input Increases[a]
Assets:					
Investments in Securities:					
Quasi-Sovereign and Corporate Bonds	$ 7,734,400	Discounted Cash Flow Model	Free Cash Flow	120.85 (mil)	Increase[b]
		Market Comparables	Discount for lack of marketability	20%	Decrease[c]
Loan Participation Notes	4,391,814	Consensus Pricing	Weighted average of offered quotes	$62.50 - $70.82	Increase[c]
Foreign Government and Agency Securities	3,331,772	Consensus Pricing	Weighted average of offered quotes	$62.50 - $70.82	Increase[c]
		Market Comparables	Discount for lack of marketability	20%	Decrease[c]
Private Equity Fund	2,856,887	Discounted Cash Flow Model	Free Cash Flow	$112.0 (mil)	Increase[b]
Private Equity Fund - Unfunded Commitment	24,037		Cost of Equity Capital	20%	Decrease[c]
			Discount for lack of marketability	30%	Decrease[c]
Total	$ 18,338,910				

[a]Represents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

[b]Represents a significant impact to fair value and net assets.

[c]Represents a significant impact to fair value but not net assets.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date June 26, 2013

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date June 26, 2013